Operating Leases and Obligations Related to Finance Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Lessee, Operating Leases	Operating Leases
The Company charters in vessels from other vessel owners on time charter-in contracts, whereby the vessel owner provides use and technical operation of the vessel for the Company, and also on bareboat-in contracts, whereby the registered owner provides the vessel to the Company for the agreed-upon period and the Company is entirely responsible for the operation of the vessel, including for technical services and the crew required for operation. Time charter-in contracts and bareboat-in contracts are typically for a fixed period of time, although in certain cases, the Company may have the option to extend the charter. The Company typically pays the owner a daily hire rate that is fixed over the duration of the charter. Under time charter-in contracts, the Company is generally not required to pay the daily hire rate during periods the vessel is not able to operate, whereas this does not generally apply to bareboat-in contracts.
With respect to time charter-in contracts and bareboat-in contracts with an original term of more than one year, for the year ended December 31, 2025, the Company incurred $45.3 million (2024 - $74.8 million) of charter hire expenses related to eight (2024 - eleven) time charter-in and bareboat-in contracts, of which $27.3 million (2024 - $45.1 million) was allocable to the lease component and $18.0 million (2024 - $29.7 million) was allocable to the non-lease component. The $27.3 million (2024 - $45.1 million) allocable to the lease component approximates the cash paid for the amounts included in lease liabilities and is reflected as a reduction in operating cash flows for the year ended December 31, 2025. Three of these time charter-in contracts include an option to extend the charter for an additional one-year term, one time charter-in contract includes options to extend the charter for up to three additional 6-month terms, and one time charter-in contract includes options to extend the charter for up to three additional one-year terms. Since it is not reasonably certain that the Company will exercise the options, the lease components of the options are not recognized as part of the right-of-use assets and lease liabilities. As at December 31, 2025, the weighted-average remaining lease term and weighted-average discount rate for these time charter-in and bareboat-in contracts were 2.4 years and 6.0%, respectively (2024 - 2.9 years and 6.4%, respectively).
The Company has elected to recognize the lease payments of short-term leases in the statement of income on a straight-line basis over the lease term and variable lease payments in the period in which the obligation for those payments is incurred, which is consistent with the recognition of payment for the non-lease component. Short-term leases are leases with an original term of one year or less, excluding those leases with an option to extend the lease for greater than one year or an option to purchase the underlying asset that the lessee is deemed reasonably certain to exercise. For the years ended December 31, 2025 and 2024, the Company incurred no charter hire expenses related to time charter-in and bareboat-in contracts classified as short-term leases.
During the year ended December 31, 2025, the Company exercised its options to extend one existing Aframax / LR2 vessel in-charter contract and two existing lightering support vessel in-charter contracts for periods between 6 months to 24 months, which resulted in the Company recognizing right-of-use assets and lease liabilities of $8.8 million and $2.4 million on the option declaration dates for the Aframax / LR2 vessel and lightering support vessels, respectively.

During the year ended December 31, 2024, the Company chartered in one bunker tanker for a period of 54 months, which resulted in the Company recognizing a right-of-use asset and a lease liability of $8.8 million on the lease commencement date for the vessel. During the year ended December 31, 2024, the Company also exercised its options to extend one existing Aframax / LR2 vessel in-charter contract and one existing lightering support vessel in-charter contract, each for a period of 12 months, which resulted in the Company recognizing right-of-use assets and lease liabilities of $8.6 million and $0.5 million on the option declaration dates for the Aframax / LR2 vessel and lightering support vessel, respectively.

A maturity analysis of the Company's operating lease liabilities from time charter-in and bareboat-in contracts (excluding short-term leases) as at December 31, 2025 is as follows:

	Lease Commitment $	Non-Lease Commitment $	Total Commitment $
As at December 31, 2025
Payments:
2026	22,849	13,865	36,714
2027	9,058	6,219	15,277
2028	5,284	3,250	8,534
2029	3,945	3,444	7,389
Total payments	41,136	26,778	67,914
Less: imputed interest	(2,975)
Carrying value of operating lease liabilities	38,161
Less: current portion	(21,107)
Carrying value of long-term operating lease liabilities	17,054